INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of	As of
	December 31,	December 31,
	2024	2025
	US$	US$
Cost:
Computer software	3,513	3,547
License agreement	22,252	22,252
Internet domain name	150	179
Brand name	12,711	12,710
Strategic contract	20,461	20,461
Unpatented technology	3,633	3,633
	62,720	62,782
Accumulated amortization:
Computer software	(2,989)	(3,001)
License agreement	(5,470)	(5,470)
Internet domain name	(55)	(71)
Brand name	(3,108)	(3,108)
Strategic contract	(2,640)	(5,785)
Unpatented technology	(2,927)	(3,633)
	(17,189)	(21,068)
Impairment*:
Computer software	(524)	(524)
License agreement	(16,782)	(16,782)
Brand name	(9,602)	(9,602)
Strategic Contract	(7,539)	(8,944)
	(34,447)	(35,852)
Intangible assets, net	11,084	5,862

*     During the year ended December 31, 2025, the Group recorded impairment of US$1,405 for the strategic contract of Alpha. There was no such impairment for the year ended December 31, 2023 and 2024.

Schedule of estimated amortization expense

US$

2026	2,485
2027	2,485
2028	837
2029	18
2030	18
2031 and thereafter	19
Total	5,862